Sales to Related Parties (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Sales to related parties	$ 265	$ 1,695	$ 563
Boxin
Related Party Transaction [Line Items]
Sales to related parties			520
Wuxi iCarnegie
Related Party Transaction [Line Items]
Sales to related parties	14	43
Wuxi IoT
Related Party Transaction [Line Items]
Sales to related parties		51	23
Shenke
Related Party Transaction [Line Items]
Sales to related parties			20
iSS-Foshan
Related Party Transaction [Line Items]
Sales to related parties	251	1,586
Chengdu-Medical
Related Party Transaction [Line Items]
Sales to related parties		$ 15